Goldman Sachs Mid Cap Value Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.82%	9.77%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	9.77%	9.75%
Performance Inception Date	Jan. 09, 2006